Schedule of Investments (unaudited) June 30, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
AAR Corp.	509,593	$10,533,287
Aerovironment Inc.(a)(b)	136,749	10,889,323
Cubic Corp.(b)	236,866	11,376,674
Kaman Corp.	426,950	17,761,120
Moog Inc., Class A	236,326	12,520,551
National Presto Industries Inc.	78,046	6,820,440
Park Aerospace Corp.	300,412	3,346,590

		73,247,985

Air Freight & Logistics — 1.1%
Atlas Air Worldwide Holdings Inc.(a)(b)	403,520	17,363,466
Echo Global Logistics Inc.(a)(b)	411,804	8,903,202
Hub Group Inc., Class A(a)	517,826	24,783,152

		51,049,820

Airlines — 0.8%
Hawaiian Holdings Inc.	709,678	9,963,879
SkyWest Inc.	774,391	25,260,635

		35,224,514

Auto Components — 1.9%
American Axle & Manufacturing Holdings Inc.(a)(b)	1,746,565	13,273,894
Cooper Tire & Rubber Co.	776,584	21,441,484
Cooper-Standard Holdings Inc.(a)(b)	258,313	3,422,647
Dorman Products Inc.(a)(b)	205,137	13,758,539
Garrett Motion Inc.(a)(b)	1,160,793	6,430,793
Gentherm Inc.(a)(b)	261,808	10,184,331
Motorcar Parts of America Inc.(a)(b)	293,433	5,184,961
Standard Motor Products Inc.	310,153	12,778,304

		86,474,953

Banks — 11.3%
Allegiance Bancshares Inc.	290,429	7,373,992
Ameris Bancorp.	551,596	13,012,150
Banc of California Inc.	684,117	7,408,987
Banner Corp.	542,969	20,632,822
Berkshire Hills Bancorp. Inc.	667,777	7,358,903
Boston Private Financial Holdings Inc.	1,263,381	8,692,061
Brookline Bancorp. Inc.	690,341	6,958,637
Cadence BanCorp.	1,944,935	17,232,124
Central Pacific Financial Corp.	206,415	3,308,832
City Holding Co.	101,243	6,598,006
Columbia Banking System Inc.	1,105,368	31,331,656
Community Bank System Inc.	345,971	19,727,266
Customers Bancorp. Inc.(a)(b)	446,411	5,365,860
CVB Financial Corp.	1,033,897	19,375,230
Dime Community Bancshares Inc.	443,150	6,084,450
Eagle Bancorp. Inc.	498,991	16,341,955
First BanCorp./Puerto Rico	1,787,912	9,994,428
First Commonwealth Financial Corp.	667,749	5,528,962
First Financial Bancorp.	1,513,012	21,015,737
First Midwest Bancorp. Inc.	1,763,971	23,549,013
Franklin Financial Network Inc.	208,009	5,356,232
Great Western Bancorp. Inc.	849,668	11,691,432
Hanmi Financial Corp.	483,940	4,699,057
Heritage Financial Corp./WA	554,275	11,085,500
Hope Bancorp Inc.	1,907,393	17,586,163
Independent Bank Corp.	178,033	11,944,234
Independent Bank Group Inc.	406,836	16,484,995
National Bank Holdings Corp., Class A	132,165	3,568,455
NBT Bancorp. Inc.	329,818	10,145,202

Security	Shares	Value

Banks (continued)
OFG Bancorp.	796,216	$10,645,408
Old National Bancorp./IN	2,548,957	35,073,648
Pacific Premier Bancorp. Inc.	1,249,605	27,091,436
S&T Bancorp. Inc.	585,037	13,719,118
Seacoast Banking Corp. of Florida(a)	348,613	7,111,705
Simmons First National Corp., Class A	1,682,979	28,795,771
Southside Bancshares Inc.	476,822	13,217,506
Tompkins Financial Corp.	83,168	5,386,791
Triumph Bancorp. Inc.(a)(b)	102,903	2,497,456
United Community Banks Inc./GA	321,549	6,469,566
Veritex Holdings Inc.	354,673	6,277,712
Westamerica Bancorp.	192,269	11,040,086

		516,778,544

Beverages — 0.2%
MGP Ingredients Inc.(b)	114,184	4,191,124
National Beverage Corp.(a)(b)	93,764	5,721,479

		9,912,603

Biotechnology — 2.0%
Coherus Biosciences Inc.(a)	263,060	4,698,252
Cytokinetics Inc.(a)(b)	413,320	9,741,952
Emergent BioSolutions Inc.(a)(b)	268,425	21,227,049
Momenta Pharmaceuticals Inc.(a)(b)	709,000	23,588,430
Myriad Genetics Inc.(a)(b)	1,151,470	13,057,670
Spectrum Pharmaceuticals Inc.(a)	1,023,351	3,458,926
Vanda Pharmaceuticals Inc.(a)	354,708	4,057,860
Xencor Inc.(a)(b)	329,364	10,668,100

		90,498,239

Building Products — 1.3%
Apogee Enterprises Inc.	202,726	4,670,807
Gibraltar Industries Inc.(a)(b)	145,414	6,981,326
Insteel Industries Inc.	283,099	5,398,698
PGT Innovations Inc.(a)(b)	910,087	14,270,164
Quanex Building Products Corp.	507,522	7,044,406
Resideo Technologies Inc.(a)	1,901,968	22,291,065

		60,656,466

Capital Markets — 0.9%
Blucora Inc.(a)(b)	325,763	3,720,214
BrightSphere Investment Group PLC(a)(b)	218,781	2,726,011
Calamos Asset Management Inc.(a)(c)	244,726	2
Donnelley Financial Solutions Inc.(a)	474,960	3,989,664
Greenhill & Co. Inc.(b)	123,200	1,230,768
Piper Sandler Cos	118,931	7,035,958
Waddell & Reed Financial Inc., Class A	1,013,519	15,719,680
WisdomTree Investments Inc.	1,840,776	6,387,493

		40,809,790

Chemicals — 3.4%
AdvanSix Inc.(a)	427,916	5,023,734
American Vanguard Corp.(b)	188,571	2,594,737
Ferro Corp.(a)(b)	1,270,208	15,166,283
FutureFuel Corp.	395,376	4,724,743
GCP Applied Technologies Inc.(a)(b)	833,424	15,485,018
Hawkins Inc.	145,590	6,199,222
HB Fuller Co.	341,429	15,227,733
Kraton Corp.(a)(b)	492,848	8,516,413
Livent Corp.(a)(b)	2,257,842	13,908,307
Quaker Chemical Corp.(b)	200,224	37,171,586
Rayonier Advanced Materials Inc.	777,470	2,184,691
Stepan Co.	139,008	13,497,677
Tredegar Corp.	162,513	2,502,700

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Trinseo SA	590,585	$13,087,364

		155,290,208

Commercial Services & Supplies — 1.9%
ABM Industries Inc.	1,029,087	37,355,858
Brady Corp., Class A, NVS	239,314	11,204,682
Harsco Corp.(a)	633,539	8,559,112
Interface Inc.	319,513	2,600,836
Matthews International Corp., Class A	483,800	9,240,580
Pitney Bowes Inc.	2,652,560	6,896,656
Team Inc.(a)(b)	466,892	2,600,588
U.S. Ecology Inc.	205,313	6,956,004
Viad Corp.	124,527	2,368,504

		87,782,820

Communications Equipment — 0.8%
ADTRAN Inc.	739,527	8,083,030
Applied Optoelectronics Inc.(a)(b)	300,610	3,267,631
CalAmp Corp.(a)(b)	526,229	4,215,094
NETGEAR Inc.(a)(b)	456,372	11,815,471
Plantronics Inc.	513,127	7,532,705

		34,913,931

Construction & Engineering — 1.4%
Aegion Corp.(a)(b)	474,751	7,534,298
Arcosa Inc.	744,598	31,422,036
Comfort Systems USA Inc.	174,919	7,127,949
Granite Construction Inc.	721,895	13,817,070
MYR Group Inc.(a)	136,179	4,345,472

		64,246,825

Construction Materials — 0.1%
U.S. Concrete Inc.(a)	244,744	6,069,651

Consumer Finance — 1.7%
Encore Capital Group Inc.(a)(b)	429,332	14,674,568
EZCORP Inc., Class A, NVS(a)(b)	806,069	5,078,235
Green Dot Corp., Class A(a)(b)	752,779	36,946,393
PRA Group Inc.(a)(b)	372,781	14,411,714
World Acceptance Corp.(a)(b)	81,320	5,328,086

		76,438,996

Containers & Packaging — 0.2%
Myers Industries Inc.	553,270	8,050,078

Distributors — 0.4%
Core-Mark Holding Co. Inc.	696,334	17,377,015

Diversified Consumer Services — 0.4%
American Public Education Inc.(a)(b)	228,698	6,769,461
Perdoceo Education Corp.(a)	640,172	10,197,940
Regis Corp.(a)(b)	372,252	3,045,021

		20,012,422

Diversified Telecommunication Services — 1.5%
ATN International Inc.	168,130	10,183,634
Cincinnati Bell Inc.(a)(b)	780,939	11,596,944
Consolidated Communications Holdings Inc.(a)	1,132,042	7,663,924
Iridium Communications Inc.(a)(b)	785,840	19,991,770
Vonage Holdings Corp.(a)(b)	1,959,225	19,709,804

		69,146,076

Electric Utilities — 0.4%
El Paso Electric Co.	264,237	17,703,879

Electrical Equipment — 0.7%
AZZ Inc.	404,016	13,865,795

Security	Shares	Value

Electrical Equipment (continued)
Encore Wire Corp.(b)	130,409	$6,366,567
Powell Industries Inc.	135,512	3,711,674
Sunrun Inc.(a)(b)	439,727	8,671,416

		32,615,452

Electronic Equipment, Instruments & Components — 2.8%
Arlo Technologies Inc.(a)(b)	601,180	1,551,044
Badger Meter Inc.(b)	166,389	10,469,196
Bel Fuse Inc., Class B, NVS	154,885	1,661,916
Benchmark Electronics Inc.	276,092	5,963,587
CTS Corp.	229,380	4,596,775
Daktronics Inc.	566,737	2,465,306
ePlus Inc.(a)(b)	112,793	7,972,209
FARO Technologies Inc.(a)(b)	132,886	7,122,690
Insight Enterprises Inc.(a)(b)	266,872	13,130,102
Knowles Corp.(a)(b)	371,978	5,676,384
Methode Electronics Inc.	177,169	5,538,303
MTS Systems Corp.	275,243	4,841,524
PC Connection Inc.(b)	98,402	4,561,917
Sanmina Corp.(a)(b)	1,053,443	26,378,213
ScanSource Inc.(a)(b)	391,186	9,423,671
TTM Technologies Inc.(a)(b)	1,526,030	18,098,716

		129,451,553

Energy Equipment & Services — 2.7%
Archrock Inc.	1,983,976	12,876,004
Core Laboratories NV(b)	418,583	8,505,606
Dril-Quip Inc.(a)(b)	541,502	16,131,345
Exterran Corp.(a)(b)	422,238	2,275,863
Helmerich & Payne Inc.	1,659,025	32,367,578
Matrix Service Co.(a)	404,439	3,931,147
Nabors Industries Ltd.	104,853	3,881,658
Newpark Resources Inc.(a)	667,165	1,487,778
Oceaneering International Inc.(a)	1,533,152	9,796,841
Oil States International Inc.(a)(b)	935,445	4,443,364
Patterson-UTI Energy Inc.	2,163,781	7,508,320
ProPetro Holding Corp.(a)	1,268,895	6,522,120
RPC Inc.	803,973	2,476,237
SEACOR Holdings Inc.(a)(b)	124,473	3,525,075
U.S. Silica Holdings Inc.	1,123,826	4,057,012
Valaris PLC(a)(b)	3,080,586	2,008,234

		121,794,182

Entertainment — 0.1%
Marcus Corp. (The)	354,577	4,705,237

Equity Real Estate Investment Trusts (REITs) — 9.3%
Acadia Realty Trust	599,393	7,780,121
Alexander & Baldwin Inc.	599,419	7,306,918
American Assets Trust Inc.	297,411	8,279,922
Armada Hoffler Properties Inc.	487,497	4,850,595
Brandywine Realty Trust	1,632,607	17,779,090
CareTrust REIT Inc.	749,989	12,869,811
Cedar Realty Trust Inc.	1,304,401	1,291,357
Chatham Lodging Trust	725,983	4,443,016
DiamondRock Hospitality Co.	3,065,895	16,954,399
Diversified Healthcare Trust	3,177,685	14,061,256
Easterly Government Properties Inc.(b)	508,329	11,752,567
Four Corners Property Trust Inc.	444,789	10,852,852
Franklin Street Properties Corp.(b)	1,659,695	8,447,848
Getty Realty Corp.	249,827	7,414,865
Global Net Lease Inc.	1,381,733	23,116,393

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Hersha Hospitality Trust(b)	557,065	$3,208,694
Independence Realty Trust Inc.	625,158	7,183,066
Industrial Logistics Properties Trust	1,006,770	20,689,124
Investors Real Estate Trust(b)	41,602	2,932,525
iStar Inc.	1,122,361	13,827,488
Kite Realty Group Trust	1,299,166	14,992,376
Lexington Realty Trust	2,175,994	22,956,737
LTC Properties Inc.	284,681	10,723,933
National Storage Affiliates Trust	411,826	11,802,933
NexPoint Residential Trust Inc.	84,591	2,990,292
Office Properties Income Trust	742,314	19,277,895
Pennsylvania REIT(b)	897,056	1,219,996
Retail Opportunity Investments Corp.	810,134	9,178,818
Retail Properties of America Inc., Class A	2,083,424	15,250,664
RPT Realty	1,246,854	8,678,104
Saul Centers Inc.	78,121	2,520,965
SITE Centers Corp.	1,694,864	13,728,398
Summit Hotel Properties Inc.	1,632,583	9,681,217
Tanger Factory Outlet Centers Inc.(b)	1,442,918	10,288,005
Uniti Group Inc.	2,998,038	28,031,655
Urstadt Biddle Properties Inc., Class A	172,206	2,045,807
Washington Prime Group Inc.(b)	2,881,650	2,422,891
Washington REIT	661,102	14,676,464
Whitestone REIT	642,492	4,670,917
Xenia Hotels & Resorts Inc.	1,752,295	16,348,912

		426,528,886

Food & Staples Retailing — 1.1%
Andersons Inc. (The)	508,094	6,991,373
Chefs’ Warehouse Inc. (The)(a)(b)	478,283	6,495,083
PriceSmart Inc.	193,207	11,656,178
SpartanNash Co.	551,078	11,710,408
United Natural Foods Inc.(a)(b)	828,107	15,079,829

		51,932,871

Food Products — 1.5%
B&G Foods Inc.	990,260	24,142,539
Calavo Growers Inc.(b)	111,666	7,024,908
Cal-Maine Foods Inc.(a)	467,757	20,805,831
Fresh Del Monte Produce Inc.	464,319	11,431,534
Seneca Foods Corp., Class A(a)	104,460	3,531,793

		66,936,605

Gas Utilities — 0.5%
Northwest Natural Holding Co.	235,754	13,152,715
South Jersey Industries Inc.	485,532	12,133,445

		25,286,160

Health Care Equipment & Supplies — 4.0%
AngioDynamics Inc.(a)	583,236	5,931,510
CryoLife Inc.(a)(b)	260,177	4,987,593
Heska Corp.(a)(b)	64,087	5,970,986
Inogen Inc.(a)(b)	107,598	3,821,881
Integer Holdings Corp.(a)(b)	507,107	37,044,166
Invacare Corp.	531,111	3,383,177
Lantheus Holdings Inc.(a)(b)	343,150	4,907,047
Meridian Bioscience Inc.(a)	661,537	15,407,197
Merit Medical Systems Inc.(a)(b)	855,382	39,048,188
Mesa Laboratories Inc.(b)	24,093	5,223,362
Natus Medical Inc.(a)	245,796	5,363,269
Neogen Corp.(a)(b)	294,188	22,828,989
OraSure Technologies Inc.(a)(b)	1,100,055	12,793,640
Orthofix Medical Inc.(a)	164,219	5,255,008

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Surmodics Inc.(a)	93,816	$4,056,604
Tactile Systems Technology Inc.(a)(b)	135,568	5,616,582
Varex Imaging Corp.(a)(b)	240,951	3,650,408

		185,289,607

Health Care Providers & Services — 2.7%
AMN Healthcare Services Inc.(a)(b)	333,741	15,098,443
Covetrus Inc.(a)(b)	1,504,207	26,910,263
Cross Country Healthcare Inc.(a)	569,058	3,505,397
Ensign Group Inc. (The)(b)	303,890	12,717,796
Magellan Health Inc.(a)(b)	343,216	25,047,904
Owens & Minor Inc.(b)	974,885	7,428,624
Providence Service Corp. (The)(a)(b)	176,714	13,944,502
Select Medical Holdings Corp.(a)(b)	796,584	11,733,682
Tivity Health Inc.(a)(b)	673,961	7,635,978

		124,022,589

Health Care Technology — 1.6%
Allscripts Healthcare Solutions Inc.(a)(b)	2,510,515	16,996,187
Computer Programs & Systems Inc.(b)	193,674	4,413,830
HealthStream Inc.(a)(b)	132,969	2,942,604
HMS Holdings Corp.(a)(b)	614,482	19,903,072
NextGen Healthcare Inc.(a)(b)	342,571	3,761,430
Omnicell Inc.(a)(b)	243,552	17,199,642
Tabula Rasa HealthCare Inc.(a)(b)	193,028	10,564,422

		75,781,187

Hotels, Restaurants & Leisure — 1.3%
BJ’s Restaurants Inc.	344,428	7,212,322
Bloomin’ Brands Inc.	434,915	4,636,194
Brinker International Inc.	692,386	16,617,264
Cheesecake Factory Inc. (The)(b)	645,956	14,805,311
Dave & Buster’s Entertainment Inc.	315,249	4,202,269
El Pollo Loco Holdings Inc.(a)(b)	142,070	2,096,953
Fiesta Restaurant Group Inc.(a)(b)	315,015	2,009,796
Monarch Casino & Resort Inc.(a)(b)	72,584	2,473,663
Red Robin Gourmet Burgers Inc.(a)(b)	194,814	1,987,103
Ruth’s Hospitality Group Inc.	171,167	1,396,723

		57,437,598

Household Durables — 1.5%
Century Communities Inc.(a)(b)	230,534	7,068,173
Ethan Allen Interiors Inc.	356,616	4,218,767
iRobot Corp.(a)(b)	241,168	20,233,995
La-Z-Boy Inc.	369,699	10,004,055
M/I Homes Inc.(a)	205,275	7,069,671
Meritage Homes Corp.(a)	234,707	17,865,897
Tupperware Brands Corp.(b)	761,143	3,615,429

		70,075,987

Household Products — 0.6%
Central Garden & Pet Co.(a)	148,625	5,349,014
Central Garden & Pet Co., Class A, NVS(a)	605,570	20,462,210

		25,811,224

Insurance — 3.9%
Ambac Financial Group Inc.(a)	707,037	10,124,770
American Equity Investment Life Holding Co.(b)	1,413,580	34,929,562
AMERISAFE Inc.	156,058	9,544,507
Employers Holdings Inc.	472,418	14,243,402
HCI Group Inc.	97,499	4,502,504
Horace Mann Educators Corp.	637,737	23,424,080
James River Group Holdings Ltd.	164,979	7,424,055
ProAssurance Corp.	832,417	12,045,074

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Safety Insurance Group Inc.	117,000	$8,922,420
Stewart Information Services Corp.	365,774	11,891,313
StoneX Group Inc.(a)	252,292	13,876,060
Third Point Reinsurance Ltd.(a)	1,241,676	9,324,987
United Fire Group Inc.	328,990	9,116,313
United Insurance Holdings Corp.	313,779	2,453,752
Universal Insurance Holdings Inc.	461,247	8,187,134

		180,009,933

Internet & Direct Marketing Retail — 0.6%
Liquidity Services Inc.(a)	202,175	1,204,963
PetMed Express Inc.	149,302	5,321,123
Stamps.com Inc.(a)(b)	110,298	20,260,640

		26,786,726

IT Services — 0.5%
Cardtronics PLC, Class A(a)(b)	188,707	4,525,194
Sykes Enterprises Inc.(a)	273,937	7,577,098
Unisys Corp.(a)(b)	817,153	8,915,139

		21,017,431

Leisure Products — 0.7%
Sturm Ruger & Co. Inc.	256,517	19,495,292
Vista Outdoor Inc.(a)(b)	895,986	12,946,998

		32,442,290

Life Sciences Tools & Services — 0.5%
Luminex Corp.(b)	657,702	21,395,046

Machinery — 3.7%
Astec Industries Inc.(b)	348,831	16,154,364
Barnes Group Inc.	278,278	11,008,678
Chart Industries Inc.(a)(b)	223,264	10,826,071
Enerpac Tool Group Corp.(b)	444,285	7,819,416
EnPro Industries Inc.	316,845	15,617,290
Greenbrier Companies Inc. (The)	504,543	11,478,353
Hillenbrand Inc.	1,154,003	31,238,861
Lindsay Corp.	91,995	8,482,859
Lydall Inc.(a)(b)	274,446	3,721,488
Meritor Inc.(a)(b)	513,364	10,164,607
Mueller Industries Inc.	298,651	7,938,144
Proto Labs Inc.(a)(b)	147,969	16,642,073
Standex International Corp.	191,652	11,029,573
Titan International Inc.(b)	748,312	1,092,535
Wabash National Corp.	817,711	8,684,091

		171,898,403

Marine — 0.4%
Matson Inc.	664,750	19,344,225

Media — 0.6%
EW Scripps Co. (The), Class A, NVS	443,850	3,883,687
Gannett Co. Inc.	2,036,407	2,810,242
Meredith Corp.	622,493	9,057,273
Scholastic Corp., NVS	468,464	14,025,812

		29,777,014

Metals & Mining — 1.5%
Arconic Corp.(a)(b)	741,082	10,323,272
Century Aluminum Co.(a)(b)	769,599	5,487,241
Cleveland-Cliffs Inc.(b)	2,708,798	14,952,565
Haynes International Inc.	105,063	2,454,272
Kaiser Aluminum Corp.	90,384	6,654,070
Materion Corp.(b)	138,278	8,502,714
Olympic Steel Inc.	138,139	1,623,133

Security	Shares	Value

Metals & Mining (continued)
SunCoke Energy Inc.	1,280,510	$3,790,310
TimkenSteel Corp.(a)(b)	616,130	2,396,746
Warrior Met Coal Inc.(b)	790,819	12,170,704

		68,355,027

Mortgage Real Estate Investment — 1.8%
Apollo Commercial Real Estate Finance Inc.	2,209,429	21,674,498
ARMOUR Residential REIT Inc.	619,562	5,817,687
Capstead Mortgage Corp.	1,482,536	8,139,123
Invesco Mortgage Capital Inc.(b)	2,546,044	9,522,205
KKR Real Estate Finance Trust Inc.	360,525	5,977,505
New York Mortgage Trust Inc.	5,829,785	15,215,739
Ready Capital Corp.	582,776	5,064,323
Redwood Trust Inc.	1,773,485	12,414,395

		83,825,475

Multi-Utilities — 0.8%
Avista Corp.	1,039,311	37,820,527

Multiline Retail — 1.3%
Big Lots Inc.(b)	605,875	25,446,750
Macy’s Inc.(b)	4,782,720	32,905,114

		58,351,864

Oil, Gas & Consumable Fuels — 2.2%
Bonanza Creek Energy Inc.(a)	288,754	4,279,334
Callon Petroleum Co.(a)(b)	2,848,704	3,276,010
CONSOL Energy Inc.(a)(b)	405,335	2,055,048
Denbury Resources Inc.(a)(b)	7,675,095	2,119,094
Dorian LPG Ltd.(a)(b)	304,275	2,355,089
Green Plains Inc.	516,233	5,273,320
Gulfport Energy Corp.(a)(b)	2,237,077	2,438,414
Laredo Petroleum Inc.(a)(b)	139,176	1,928,979
Oasis Petroleum Inc.(a)(b)	4,532,062	3,399,047
PDC Energy Inc.(a)(b)	723,192	8,996,508
QEP Resources Inc.	1,952,282	2,518,444
Range Resources Corp.(b)	3,278,419	18,457,499
Renewable Energy Group Inc.(a)(b)	603,095	14,944,694
REX American Resources Corp.(a)	44,214	3,067,125
SM Energy Co.(b)	1,643,292	6,162,345
Southwestern Energy Co.(a)(b)	8,366,154	21,417,354

		102,688,304

Paper & Forest Products — 1.1%
Boise Cascade Co.(b)	605,381	22,768,379
Clearwater Paper Corp.(a)(b)	256,370	9,262,648
Mercer International Inc.	293,866	2,397,947
Neenah Inc.	140,292	6,938,842
PH Glatfelter Co.	684,380	10,984,299

		52,352,115

Personal Products — 0.3%
USANA Health Sciences Inc.(a)(b)	188,240	13,822,463

Pharmaceuticals — 1.1%
AMAG Pharmaceuticals Inc.(a)(b)	504,433	3,858,913
Amphastar Pharmaceuticals Inc.(a)(b)	255,668	5,742,303
Endo International PLC(a)	3,139,345	10,767,953
Lannett Co. Inc.(a)	517,433	3,756,564
Pacira BioSciences Inc.(a)(b)	207,228	10,873,253
Phibro Animal Health Corp., Class A	313,900	8,246,153
Progenics Pharmaceuticals Inc.(b)(c)	181,178	2
Supernus Pharmaceuticals Inc.(a)(b)	357,684	8,494,995

		51,740,136

4

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 1.2%
Forrester Research Inc.(a)	72,869	$2,334,723
Heidrick & Struggles International Inc.	297,848	6,439,474
Kelly Services Inc., Class A, NVS	515,570	8,153,739
Korn Ferry	850,131	26,124,526
Resources Connection Inc.	463,080	5,543,068
TrueBlue Inc.(a)	558,939	8,534,998

		57,130,528

Real Estate Management & Development — 0.5%
Marcus & Millichap Inc.(a)(b)	176,288	5,087,672
RE/MAX Holdings Inc., Class A	80,449	2,528,512
Realogy Holdings Corp.	1,781,871	13,203,664

		20,819,848

Road & Rail — 0.5%
ArcBest Corp.	390,859	10,361,672
Heartland Express Inc.	380,249	7,916,784
Marten Transport Ltd.	251,497	6,327,665

		24,606,121

Semiconductors & Semiconductor Equipment — 1.9%
Axcelis Technologies Inc.(a)	243,663	6,786,015
CEVA Inc.(a)	155,264	5,809,979
Cohu Inc.(b)	350,481	6,077,340
DSP Group Inc.(a)	190,685	3,028,078
Kulicke & Soffa Industries Inc.	482,087	10,041,872
MaxLinear Inc.(a)(b)	557,515	11,964,272
Onto Innovation Inc.(a)(b)	330,690	11,256,688
PDF Solutions Inc.(a)(b)	161,026	3,149,669
Photronics Inc.(a)(b)	1,008,180	11,221,043
Rambus Inc.(a)	821,891	12,492,743
SMART Global Holdings Inc.(a)(b)	209,005	5,680,756

		87,508,455

Software — 0.5%
Bottomline Technologies DE Inc.(a)	246,165	12,497,797
Ebix Inc.(b)	111,168	2,485,716
MicroStrategy Inc., Class A(a)	52,619	6,224,302

		21,207,815

Specialty Retail — 4.2%
Abercrombie & Fitch Co., Class A	951,355	10,122,417
America’s Car-Mart Inc./TX(a)(b)	26,741	2,349,732
Asbury Automotive Group Inc.(a)(b)	145,984	11,288,943
Barnes & Noble Education Inc.(a)(b)	560,164	896,262
Bed Bath & Beyond Inc.(b)	1,954,557	20,718,304
Buckle Inc. (The)	165,047	2,587,937
Caleres Inc.	622,493	5,191,592
Cato Corp. (The), Class A	327,080	2,675,514
Chico’s FAS Inc.	1,821,197	2,513,252
Children’s Place Inc. (The)	224,626	8,405,505
Conn’s Inc.(a)(b)	295,641	2,983,018
Designer Brands Inc. , Class A	840,440	5,689,779
Express Inc.(a)(b)	997,322	1,535,876
GameStop Corp., Class A(a)(b)	1,001,966	4,348,532
Genesco Inc.(a)(b)	215,826	4,674,791
Group 1 Automotive Inc.	263,877	17,407,966
Guess? Inc.	674,058	6,518,141
Haverty Furniture Companies Inc.	267,165	4,274,640
Hibbett Sports Inc.(a)(b)	120,214	2,517,281
Lumber Liquidators Holdings Inc.(a)	444,418	6,159,633
MarineMax Inc.(a)	332,268	7,439,480
Michaels Companies Inc. (The)(a)(b)	1,178,680	8,333,268
Monro Inc.(b)	226,185	12,426,604

Security	Shares	Value

Specialty Retail (continued)
Office Depot Inc.	8,129,064	$19,103,300
Shoe Carnival Inc.(b)	137,043	4,011,249
Signet Jewelers Ltd.	809,859	8,317,252
Sonic Automotive Inc., Class A(b)	372,125	11,874,509

		194,364,777

Textiles, Apparel & Luxury Goods — 2.4%
Capri Holdings Ltd.(a)(b)	2,306,878	36,056,503
Fossil Group Inc.(a)(b)	704,898	3,277,776
G-III Apparel Group Ltd.(a)(b)	666,493	8,857,692
Kontoor Brands Inc.(a)	723,209	12,880,352
Movado Group Inc.	256,094	2,776,059
Oxford Industries Inc.	259,114	11,403,607
Unifi Inc.(a)(b)	221,112	2,847,923
Vera Bradley Inc.(a)(b)	355,539	1,578,593
Wolverine World Wide Inc.	1,253,914	29,855,692

		109,534,197

Thrifts & Mortgage Finance — 1.4%
Axos Financial Inc.(a)(b)	273,035	6,028,613
Flagstar Bancorp. Inc.(b)	224,820	6,616,453
HomeStreet Inc.	362,436	8,919,550
Northfield Bancorp. Inc.	354,926	4,088,747
Northwest Bancshares Inc.	1,826,660	18,677,598
Provident Financial Services Inc.	921,597	13,317,077
TrustCo Bank Corp. NY	714,896	4,525,292

		62,173,330

Tobacco — 0.5%
Universal Corp./VA	377,326	16,040,128
Vector Group Ltd.	659,210	6,631,653

		22,671,781

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies Inc.(b)	257,060	16,037,973
DXP Enterprises Inc./TX(a)	248,572	4,949,069
Foundation Building Materials Inc.(a)(b)	130,066	2,030,330
GMS Inc.(a)	293,860	7,226,017
NOW Inc.(a)	1,688,215	14,569,296
Veritiv Corp.(a)(b)	193,932	3,289,087

		48,101,772

Transportation Infrastructure — 0.0%
Bristow Group Inc.(a)(b)	104,041	1,449,291

Water Utilities — 0.3%
California Water Service Group	247,269	11,794,731

Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.(b)	318,384	15,693,147
Spok Holdings Inc.	266,790	2,494,487

		18,187,634

Total Common Stocks — 99.5% (Cost: $5,827,451,600)		4,570,531,212

Preferred Stocks

Trading Companies & Distributors — 0.0%
WESCO International Inc., Series A, 10.63%(b)(d)	1	27

Total Preferred Stocks — 0.0% (Cost: $23)		27

5

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 9.5%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(e)(f)(g)	418,288,352	$418,832,127
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(e)(f)	15,620,000	15,620,000

		434,452,127

Total Short-Term Investments — 9.5% (Cost: $433,968,371)		434,452,127

Total Investments in Securities — 109.0% (Cost: $6,261,419,994)		5,004,983,366

Other Assets, Less Liabilities — (9.0)%		(414,434,836)

Net Assets — 100.0%		$4,590,548,530

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	289,029,114	129,259,238	418,288,352	$418,832,127	$1,977,903	(b)	$5,973		$505,202
BlackRock Cash Funds: Treasury, SL Agency Shares	49,110,000	(33,490,000)	15,620,000	15,620,000	11,178		—		—

				$434,452,127	$1,989,081		$5,973		$505,202

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	170	09/18/20	$12,220	$291,388

OTC Total Return Swaps

Reference Entity(a)	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Goldman Sachs & Co.	02/27/23	$3,023,359	$1,050,886	(b)	$3,402,666	0.1%

6

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Small-Cap 600 Value ETF

OTC Total Return Swaps (continued)

Reference Entity(a)	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

	JPMorgan Securities PLC	02/08/23	$5,533,873	$(2,408,854	)(c)	$4,210,149	0.1%

			$8,557,232	$(1,357,968)		$7,612,815

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD — 1D Overnight Bank Funding Rate (OBFR01)

USD — 1D Overnight Fed Funds Effective Rate (FEDL01)

(b)	Amount includes $671,579 of net dividends and financing fees.
(c)	Amount includes $(1,085,130) of net dividends, payable for referenced securities purchased and financing fees.

7

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Small-Cap 600 Value ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of June 30, 2020 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Brookline Bancorp. Inc.	1,630	$16,430	0.5%
Central Pacific Financial Corp.	302	4,841	0.1
First BanCorp./Puerto Rico	3,404	19,028	0.6
Hanmi Financial Corp.	5,316	51,618	1.5
Hope Bancorp Inc.	4,746	43,758	1.3
OFG Bancorp.	11	147	0.0
United Community Banks Inc./GA	37,051	745,466	21.9
Westamerica Bancorp.	881	50,587	1.5

		931,875

Capital Markets
BrightSphere Investment Group PLC(a)	156,698	1,952,457	57.4

Equity Real Estate Investment Trusts (REITs)
Diversified Healthcare Trust	80,276	355,221	10.4

Insurance
AMERISAFE Inc.	620	37,919	1.1
Employers Holdings Inc.	1,750	52,763	1.6

		90,682

Metals & Mining
Warrior Met Coal Inc.	2,949	45,385	1.3

Semiconductors & Semiconductor Equipment
Photronics Inc.(a)	2,430	27,046	0.8

Total Reference Entity — Long		3,402,666

Net Value of Reference Entity — Goldman Sachs & Co.		$3,402,666

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of June 30, 2020 expiration date 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Corp.	2,028	$32,509	0.8%
City Holding Co.	579	37,733	0.9

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of June 30, 2020 expiration date 02/08/23.

	Shares	Value	% of Basket Value
Eagle Bancorp. Inc.	1,722	$56,396	1.3
First Commonwealth Financial Corp.	862	7,137	0.2
Hanmi Financial Corp.	2,399	23,294	0.6
OFG Bancorp.	3,821	51,087	1.2
Old National Bancorp./IN	4,279	58,879	1.4
Pacific Premier Bancorp. Inc.	1,425	30,894	0.7
United Community Banks Inc./GA	4,147	83,438	2.0

		381,367

Equity Real Estate Investment Trusts (REITs)
Diversified Healthcare Trust	416,210	1,841,729	43.7

Health Care Equipment & Supplies
Lantheus Holdings Inc.(a)	115,824	1,656,283	39.3

Insurance
AMERISAFE Inc.	521	31,864	0.8
Employers Holdings Inc.	1,555	46,883	1.1
ProAssurance Corp.	820	11,865	0.3

		90,612

IT Services
Unisys Corp.(a)	3,748	40,891	1.0

Metals & Mining
Warrior Met Coal Inc.	889	13,682	0.3

Pharmaceuticals
AMAG Pharmaceuticals Inc.(a)	19,923	152,411	3.6

Thrifts & Mortgage Finance
HomeStreet Inc.	1,348	33,174	0.8

Total Reference Entity — Long		4,210,149

Net Value of Reference Entity — JPMorgan Securities PLC		$4,210,149

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

8

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P Small-Cap 600 Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,570,531,208	$—	$4	$4,570,531,212
Preferred Stocks	27	—	—	27
Money Market Funds	434,452,127	—	—	434,452,127

	$5,004,983,362	$—	$4	$5,004,983,366

Derivative financial instruments(a)
Assets
Futures Contracts	$291,388	$—	$—	$291,388
Swaps	—	1,050,886	—	1,050,886
Liabilities
Swaps	—	(2,408,854)	—	(2,408,854)

	$291,388	$(1,357,968)	$—	$(1,066,580)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

9